                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082
                                   ---------

                                    CGM TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                              T. John Holton, Esq.
                              Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end:  December 31, 2007
                          -----------------
Date of reporting period: December 31, 2007
                          -----------------

CGM
MUTUAL FUND

78th Annual Report
December 31, 2007

A No-Load Fund

[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Mutual Fund increased 6.4% during the fourth quarter of 2007 compared to the unmanaged Standard and Poor's 500 Index which returned -3.3% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index which returned 3.1%. For the year just ended, CGM Mutual Fund returned 38.5%, the S&P 500 Index, 5.5% and the Merrill Lynch U.S. Corporate, Government and Mortgage Bond Index, 7.2%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
November marked the sixth anniversary of the U.S. economic expansion. Indeed, the longevity of the current economic cycle as well as the bull market in common stocks is testing historical records. Now, however, there are signs of slowdown on the business horizon as damage precipitated by past excesses in the housing market along with years of easy credit availability is corrected. Cheap money rates and the marketing of subprime mortgage loans mixed in with high-grade paper (packaged and sold as prime credits) have led to payment defaults on the consumer level and huge institutional losses. Home buyers were wooed with mortgages they couldn't afford, wrong-headedly assuming that rising home prices would bail them out. Instead home prices declined, loans went south and the financial institutions and investors who purchased mortgage- backed securities took the hit. Billions in assets have been and continue to be written off as worthless while many banks and other financial entities scramble to raise capital to shore up balance sheets. Well-publicized losses have already cost top jobs at both Citigroup and Merrill Lynch and still the full extent of the devastation is unclear since no one really knows the value of many of these esoteric packages of now delinquent mortgages. The Federal Reserve Board has taken several steps to encourage borrowing and inject liquidity into the market which we hope will stabilize the credit markets. For the moment though, the uncertainty has spawned a flight to quality in the bond market driving yields on the 10-year government bond from 5.04% in June to 4.03% at year end.

In addition to the credit crisis, a second troubling sign emerged today with the release of the Institute for Supply Management's index of manufacturing which dropped to 47.7 in December from 50.8 the month before, thereby confirming a slowdown. And, yet another uncertainty in the economic landscape is the enormous rise in the price of crude oil. The year began with crude at $50 a barrel and ended with it at $98. In the past, rising oil prices have acted like a large tax resulting in a pull back in consumer spending. This time around, the consumer appears to be a bit more resilient and so far, despite some spending cuts, the dire consequences of past predictions have yet to materialize.

The credit crisis is serious and has wreaked havoc on many financial institutions. Manufacturing may well be slowing and the price of oil remains high. However, there are many sectors of the economy prospering at the same time. The annual GDP growth rate in the third quarter of 2007 was a hefty 4.9%. Businesses that supply global markets, rapidly developing countries like China, Brazil, Russia and India in particular, are faring well. The U.S. agricultural sector is booming and heavy capital industries, including aerospace and defense, are strong. The unemployment rate remains low, the S&P 500 Index closed the year off just 6% from its all-time high in October despite ongoing credit travails and the Fed continues to reduce short-term interest rates. We are hopeful the economy can weather current turbulence and resume a more measured growth pattern later in the new year.

PORTFOLIO STRATEGY
In 2007, the equity position of CGM Mutual Fund ranged between 71% and 75% of the Fund's total net assets reflecting our belief in continued worldwide economic growth.

At the beginning of the year, the Fund's largest sector position was in investment banks, but these securities were sold during the first six months of 2007 as it became apparent their exposure to the developing mortgage finance crisis would negatively impact earnings. The Fund's largest sector positions in the second half of the year were energy, industrial raw materials and agricultural stocks, all of which benefited from the growing commodity appetite of the economies of emerging countries.

The three largest contributors to Fund performance in 2007 were Petroleo Brasileiro S.A.-Petrobras ADR, the leading Brazilian oil and gas company, Companhia Vale do Rio Doce ADR, a Brazilian nickel and iron ore producer and Schlumberger Limited, the world's leading oil service company. The Fund suffered a significant loss in Las Vegas Sands Corp., a prominent casino company.

On December 31, 2007, CGM Mutual Fund was approximately 28% invested in U.S. Treasury bills. In the equity portion of the portfolio at year end, the three largest positions were in the machinery, oil service and independent oil production industries. The Fund's three largest stock holdings were Petroleo Brasileiro S.A.-Petrobras ADR, Schlumberger Limited and CNH Global N.V., a machinery manufacturer.

              /s/ Robert L. Kemp

                  Robert L. Kemp
                  President

              /s/ G. Kenneth Heebner

                  G. Kenneth Heebner
                  Portfolio Manager

January 2, 2008

COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM MUTUAL FUND, THE UNMANAGED S&P 500 INDEX, AND THE MERRILL LYNCH U.S. CORPORATE, GOVERNMENT AND MORTGAGE BOND INDEX assuming reinvestment of dividends and capital gains

----------------------------
      CGM MUTUAL FUND
Average Annual Total Returns
      through 12/31/07
----------------------------
1 year    5 year    10 year
 38.5%     21.0%      8.2%
----------------------------
   Past performance is no
indication of future results
----------------------------

                                 Unmanaged             Merrill Lynch
                    CGM           S&P 500       U.S. Corporate, Government
                Mutual Fund        Index          and Mortgage Bond Index
      --------------------------------------------------------------------

      Start       $10,000         $10,000                 $10,000
      1998         10,820          12,860                  10,890
      1999         13,038          15,561                  10,781
      2000         11,526          14,145                  12,042
      2001         10,189          12,462                  13,041
      2002          8,467           9,708                  14,397
      2003         11,828          12,494                  14,987
      2004         13,117          13,856                  15,631
      2005         15,032          14,535                  16,037
      2006         15,859          16,832                  16,646
      2007         21,965          17,758                  17,845

CGM MUTUAL FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Capital Development Fund, CGM Realty Fund and CGM Focus Fund.

-------------------------------------------------------------------------------
See the Schedule of Investments on pages 3 and 4 for the percentage of net assets of the Fund invested in particular industries or securities as of December 31, 2007.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Cumulative Total Return for Periods Ended
December 31, 2007

                                                                       CGM
                                                                   MUTUAL FUND
                                                                   -----------
10 Years .......................................................     +119.8%
 5 Years .......................................................     +159.6
 1 Year ........................................................     + 38.5
 3 Months ......................................................     +  6.4

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assume the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund's average daily net assets. Otherwise, the cumulative total return and the average annual total return for the 10- and 5-year periods ended December 31, 2007 would have been lower.

                                                 CGM MUTUAL FUND
----------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2007

COMMON STOCKS -- 71.4% OF TOTAL NET ASSETS

                                                                                       SHARES         VALUE(a)
                                                                                       ------         --------
BANKS - MONEY CENTER -- 6.9%
  Banco Itau Holding Financeira S.A. ADR (b)(c) ................................       1,070,000    $ 27,670,200
  Wells Fargo & Company ........................................................         570,000      17,208,300
                                                                                                    ------------
                                                                                                      44,878,500
                                                                                                    ------------
BUSINESS SERVICES -- 3.1%
  Research In Motion Limited (d) ...............................................         177,000      20,071,800
                                                                                                    ------------
FOOD - AGRIBUSINESS -- 3.9%
  Bunge Limited ................................................................         215,000      25,028,150
                                                                                                    ------------
HEAVY CAPITAL GOODS -- 5.4%
  Cummins Inc. .................................................................         275,000      35,026,750
                                                                                                    ------------
MACHINERY -- 10.9%
  CNH Global N.V. ..............................................................         555,000      36,530,100
  Deere & Company ..............................................................         360,000      33,523,200
                                                                                                    ------------
                                                                                                      70,053,300
                                                                                                    ------------
METALS AND MINING -- 6.5%
  Barrick Gold Corporation .....................................................         445,000      18,712,250
  Newmont Mining Corporation ...................................................         480,000      23,438,400
                                                                                                    ------------
                                                                                                      42,150,650
                                                                                                    ------------
MISCELLANEOUS -- 2.7%
  MEMC Electronic Materials, Inc. (d) ..........................................         200,000      17,698,000
                                                                                                    ------------
OIL - INDEPENDENT PRODUCTION -- 9.2%
  Petroleo Brasileiro S.A. - Petrobras ADR (b)(c) ..............................         520,000      59,924,800
                                                                                                    ------------
OIL REFINING -- 3.6%
  Hess Corporation .............................................................         230,000      23,197,800
                                                                                                    ------------
OIL SERVICE -- 10.0%
  FMC Technologies, Inc. (d) ...................................................         395,000      22,396,500
  Schlumberger Limited .........................................................         430,000      42,299,100
                                                                                                    ------------
                                                                                                      64,695,600
                                                                                                    ------------
STEEL -- 4.9%
  Companhia Siderurgica Nacional ADR (b)(c) ....................................         355,000      31,797,350
                                                                                                    ------------
TELEPHONE -- 4.3%
  Mobile Telesystems OJSC ADR (b) ..............................................         275,000      27,992,250
                                                                                                    ------------
TOTAL COMMON STOCKS (Identified cost $370,365,615) .............................                     462,514,950
                                                                                                    ------------
BILLS -- 27.6% OF TOTAL NET ASSETS
                                                                                        FACE
                                                                                       AMOUNT
                                                                                       ------
UNITED STATES TREASURY -- 27.6%
  United States Treasury Bills, 2.914%, 02/28/08 ...............................    $ 39,400,000      39,212,741
  United States Treasury Bills, 3.009%, 03/13/08 ...............................     113,500,000     112,811,622
  United States Treasury Bills, 3.130%, 03/27/08 ...............................      10,000,000       9,924,920
  United States Treasury Bills, 3.440%, 02/07/08 ...............................      17,000,000      16,938,498
                                                                                                    ------------
TOTAL BILLS (Identified cost $178,929,666) .....................................                     178,887,781
                                                                                                    ------------
SHORT-TERM INVESTMENT -- 1.0% OF TOTAL NET ASSETS
  American Express Credit Corporation, 3.80%, 01/02/08 (Cost $6,405,000) .......       6,405,000       6,405,000
                                                                                                    ------------

TOTAL INVESTMENTS -- 100.0% (Identified cost $555,700,281) .....................................     647,807,731
  Cash and receivables .........................................................................       2,275,799
  Liabilities ..................................................................................      (1,961,089)
                                                                                                    ------------
TOTAL NET ASSETS -- 100.0% .....................................................................    $648,122,441
                                                                                                    ============

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) The Fund has approximately 18% of its net assets at December 31, 2007 invested in companies incorporated in Brazil.
(d) Non-income producing security.

                                 See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value (Identified cost -- $555,700,281) ........    $647,807,731
Cash ..........................................................             183
Receivable for:
  Shares of the Fund sold .......................   $   863,564
  Dividends and interest ........................     1,412,052       2,275,616
                                                    -----------    ------------
      Total assets ............................................     650,083,530
                                                                   ------------
LIABILITIES
Payable for:
  Shares of the Fund redeemed ...................     1,217,246
  Tax withholding liability .....................       109,411
                                                    -----------
                                                                      1,326,657
                                                                   ------------
Accrued expenses:
  Management fees ...............................       476,625
  Trustees' fees ................................        11,008
  Accounting, administration and compliance
   expenses .....................................         9,164
  Transfer agent fees ...........................        80,243
  Other expenses ................................        57,392         634,432
                                                    -----------    ------------
      Total liabilities .......................................       1,961,089
                                                                   ------------
NET ASSETS ....................................................    $648,122,441
                                                                   ============

Net Assets consist of:
  Capital paid-in .............................................    $559,822,114
  Accumulated net realized losses on investments ..............      (3,807,123)
  Net unrealized appreciation on investments ..................      92,107,450
                                                                   ------------
NET ASSETS ....................................................    $648,122,441
                                                                   ============

Shares of beneficial interest outstanding, no par value .......      20,384,345
                                                                   ============
Net asset value per share* ....................................          $31.80
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($648,122,441 / 20,384,345).

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS

Year Ended December 31, 2007

INVESTMENT INCOME
Income:
  Dividends (net of withholding tax of $286,038) ............      $  4,915,540
  Interest ..................................................         6,551,731
                                                                   ------------
                                                                     11,467,271
                                                                   ------------
Expenses:
  Management fees ...........................................         4,897,343
  Trustees' fees ............................................            44,688
  Accounting, administration and compliance expenses ........           109,969
  Custodian fees and expenses ...............................           104,690
  Transfer agent fees .......................................           474,097
  Audit and tax services ....................................            38,300
  Legal .....................................................            15,828
  Printing ..................................................            68,474
  Registration fees .........................................            35,919
  Miscellaneous expenses ....................................             1,466
                                                                   ------------
                                                                      5,790,774
                                                                   ------------
Net investment income .......................................         5,676,497
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gains on investments .........................       105,202,070
  Net unrealized appreciation ...............................        72,232,962
                                                                   ------------
  Net realized and unrealized gains on investments ..........       177,435,032
                                                                   ------------
CHANGE IN NET ASSETS FROM OPERATIONS ........................      $183,111,529
                                                                   ============

                See accompanying notes to financial statements.

                                                   CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       ------------------------------
                                                                                            2007             2006
                                                                                       -------------     ------------
FROM OPERATIONS
  Net investment income ...........................................................    $   5,676,497     $  8,095,574
  Net realized gains on investments ...............................................      105,202,070       21,496,524
  Net unrealized appreciation (depreciation) ......................................       72,232,962       (1,483,721)
                                                                                       -------------     ------------
    Change in net assets from operations ..........................................      183,111,529       28,108,377
                                                                                       -------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...........................................................       (5,654,129)      (7,978,514)
  Net short-term realized capital gains on investments ............................     (107,051,605)     (20,947,527)
  Net long-term realized capital gains on investments .............................       (1,480,849)              --
                                                                                       -------------     ------------
                                                                                        (114,186,583)     (28,926,041)
                                                                                       -------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ....................................................       35,748,635       15,755,750
  Net asset value of shares issued in connection with reinvestment of:
    Dividends from net investment income ..........................................        5,009,085        7,057,743
    Distributions from net short-term realized capital gains on investments .......       97,226,898       19,051,989
    Distributions from net long-term realized capital gains on investments ........        1,345,083               --
                                                                                       -------------     ------------
                                                                                         139,329,701       41,865,482
  Cost of shares redeemed .........................................................      (64,706,440)     (51,085,253)
                                                                                       -------------     ------------
    Change in net assets derived from capital share transactions ..................       74,623,261       (9,219,771)
                                                                                       -------------     ------------
  Total change in net assets ......................................................      143,548,207      (10,037,435)

NET ASSETS
  Beginning of period .............................................................      504,574,234      514,611,669
                                                                                       -------------     ------------
  End of period ...................................................................    $ 648,122,441     $504,574,234
                                                                                       =============     ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ......................................................        1,056,385          540,144
  Issued in connection with reinvestment of:
    Dividends from net investment income ..........................................          155,722          243,191
    Distributions from net short-term realized capital gains on investments .......        3,055,528          682,622
    Distributions from net long-term realized capital gains on investments ........           42,272               --
                                                                                       -------------     ------------
                                                                                           4,309,907        1,465,957
  Redeemed ........................................................................       (2,088,140)      (1,752,991)
                                                                                       -------------     ------------
  Net change ......................................................................        2,221,767         (287,034)
                                                                                       =============     ============

                                   See accompanying notes to financial statements.

                                                       CGM MUTUAL FUND
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                   YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------
                                                                   2007        2006        2005          2004          2003
For a share of the Fund outstanding throughout each period:

Net asset value at the beginning of period ................       $27.78      $27.89      $25.33        $23.00        $16.65
                                                                 -------     -------     -------       -------       -------
Net investment income(a)(b) ...............................         0.32        0.45        0.30          0.16          0.23
Net realized and unrealized gain on investments and
  foreign currency transactions ...........................        10.33        1.09        3.40          2.33          6.35
                                                                 -------     -------     -------       -------       -------
Total from investment operations ..........................        10.65        1.54        3.70          2.49          6.58
                                                                 -------     -------     -------       -------       -------

Dividends from net investment income ......................        (0.33)      (0.45)      (0.31)        (0.16)        (0.23)
Distribution from net short-term realized gains ...........        (6.22)      (1.20)         --            --            --
Distribution from net long-term realized gains ............        (0.08)         --       (0.83)           --            --
                                                                 -------     -------     -------       -------       -------
Total distributions .......................................        (6.63)      (1.65)      (1.14)        (0.16)        (0.23)
                                                                 -------     -------     -------       -------       -------

Net increase (decrease) in net asset value ................         4.02       (0.11)       2.56          2.33          6.35
                                                                 -------     -------     -------       -------       -------
Net asset value at end of period ..........................       $31.80      $27.78      $27.89        $25.33        $23.00
                                                                 =======     =======     =======       =======       =======
Total return (%) ..........................................         38.5         5.5        14.6          10.9(c)       39.7(c)

Ratios:
Operating expenses to average net assets (%) ..............         1.05        1.07        1.09          1.02          1.07
Operating expenses to average net assets before
  management fee waiver (%) ...............................          N/A         N/A         N/A          1.11          1.17
Net investment income to average net assets (%) ...........         1.03        1.55        1.09          0.68          1.23
Portfolio turnover (%) ....................................          444         504         336           314           260
Net assets at end of period (in thousands) ($).............      648,122     504,574     514,612       481,443       477,147

(a) Net of management fee waiver which amounted to ($) ....          N/A         N/A         N/A          0.02          0.02
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c) The total return would have been lower had the management fee not been reduced during the period.

                                       See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. Along with one other fund in a separate Massachusetts business trust, there are four CGM Funds. The Fund commenced operations on November 5, 1929. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2007, there were no capital loss carryovers available to offset future realized gains.

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED       UNDISTRIBUTED LONG-TERM           NET UNREALIZED
    ORDINARY INCOME           CAPITAL GAINS         APPRECIATION/(DEPRECIATION)
    ---------------      -----------------------    ---------------------------
          $--                      $--                      $88,300,327

    The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2007 was as follows:

                        GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
    IDENTIFIED COST       APPRECIATION         DEPRECIATION        APPRECIATION
    ---------------     ----------------     ----------------     --------------
      $559,507,404         $94,639,138         $(6,338,811)         $88,300,327

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    The tax character of distributions paid during the years ended December 31, 2007 and 2006, were as follows:

                                       LONG-TERM
    YEAR      ORDINARY INCOME        CAPITAL GAINS             TOTAL
    ----      ---------------        -------------             -----
    2007        $112,705,734           $1,480,849          $114,186,583
    2006        $ 28,926,041           $       --          $ 28,926,041

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F. INDEMNITIES -- In the normal course of business, CGM Mutual Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Mutual Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Mutual Fund. The risk of material loss from such claims is considered remote.

2. FOREIGN INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. DIVERSIFICATION -- The Fund, although diversified, takes a focused approach to investing within a single industry, sector of the economy or fewer individual holdings than more diversified funds. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a more diversified fund.

4. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2007, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,805,108,478 and $1,886,497,561, respectively. There were no purchases or sales of long-term United States government obligations.

5. A. MANAGEMENT FEES -- During the period ended December 31, 2007, the Fund incurred management fees of $4,897,343, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection with the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $109,969, for the period ended December 31, 2007, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $84,666 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2007, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

6. NEW ACCOUNTING PRONOUNCEMENTS -- The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Trust's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting FAS 157.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund (the "Fund", a series of CGM Trust) at December 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2008

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2007 are available without charge, upon request by calling 1-800-345-3048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------
FUND EXPENSES
As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 to December 31, 2007.

ACTUAL RETURN AND EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------

                              Beginning         Ending         Expenses Paid
                            Account Value    Account Value     During Period*
                               7/01/07         12/31/07      7/01/07 - 12/31/07
-------------------------------------------------------------------------------
Actual                        $1,000.00        $1,205.00            $5.72
-------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00        $1,020.01            $5.24
-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                           CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                      25 YEAR INVESTMENT RECORD
                                         DECEMBER 31, 1982 -- DECEMBER 31, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1982
-----------------------------------------------------------------------------------------------------------------------------------
                               -- AND HAD TAKEN ALL DIVIDENDS                     OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                                  AND DISTRIBUTIONS IN CASH                          GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                               During the Year
                                           You Would Have Received                                       Which Would Represent
                                      ---------------------------------                             -------------------------------
                                                                               The Value of                          A Cumulative
                       The Net                                                 Your Original                            Change
                     Asset Value        Per Share           Per Share           Investment               An           Expressed
    On                 of Your        Capital Gains          Income               At Each              Annual      As An Index With
 December           Shares Would      Distributions       Distributions          Year End           Total Return     December 31,
    31                Have Been            of                  of             Would Have Been            of          1982 = 100.0
-----------------------------------------------------------------------------------------------------------------------------------
   1982                $18.16                                                                                            100.0
   1983                 18.81              --                  $1.09              $ 19.96              +   9.9%          109.9
   1984                 17.01            $ 1.86                 0.95                21.22              +   6.3           116.8
   1985                 21.53              --                   1.08                28.54              +  34.5           157.1
   1986                 22.86              2.75                 0.94                35.70              +  25.1           196.5
   1987                 20.40              4.52                 1.06                40.59              +  13.7           223.4
   1988                 19.94              --                   1.10                41.89              +   3.2           230.5
   1989                 22.34              0.95                 0.93                50.98              +  21.7           280.5
   1990                 21.64              --                   0.93*               51.54              +   1.1           283.6
   1991                 26.80              2.64                 0.97                72.62              +  40.9           399.6
   1992                 26.02              1.42                 0.93                77.05              +   6.1           424.0
   1993                 28.88              1.93                 0.86                93.85              +  21.8           516.4
   1994                 25.05              --                   1.04                84.75              -   9.7           466.3
   1995                 29.43              0.89                 0.77               105.34              +  24.3           579.6
   1996                 31.42              4.15                 0.74               130.31              +  23.7           717.0
   1997                 25.52              7.81                 0.67               141.00              +   8.2           775.8
   1998                 26.36              0.25                 0.98               152.56              +   8.2           839.4
   1999                 27.28              3.54                 0.84               183.83              +  20.5          1011.5
   2000                 23.38              --                   0.73               162.51              -  11.6           894.2
   2001                 20.47              --                   0.20               143.66              -  11.6           790.5
   2002                 16.65              --                   0.41               119.38              -  16.9           656.9
   2003                 23.00              --                   0.23               166.77              +  39.7           917.7
   2004                 25.33              --                   0.16               184.95              +  10.9          1017.7
   2005                 27.89              0.83                 0.31               211.95              +  14.6          1166.3
   2006                 27.78              1.20                 0.45               223.61              +   5.5          1230.4
   2007                 31.80              6.30                 0.33               309.70              +  38.5          1704.1
                                         ------               ------                                   -------
    Totals                               $41.04               $18.70                                   +1604.1
-----------------------------------------------------------------------------------------------------------------------------------
* Includes $0.05 per share distributed from paid-in capital.
  Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
-----------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. The advisor waived $0.02 and $0.02 per share of management fee in 2003 and 2004, respectively. Otherwise, the annual total return for
2003 and 2004 and cumulative 25-year return would have been lower.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2007

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. For the year ended December 31, 2007, the Fund designated $1,488,317 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations. An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless other-wise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                     NUMBER OF
                                                                                                                   FUNDS IN THE
                                                                         PRINCIPAL OCCUPATION DURING                 CGM FUNDS
                                    POSITION HELD AND                          PAST 5 YEARS AND                       COMPLEX
NAME, ADDRESS AND AGE             LENGTH OF TIME SERVED                    OTHER DIRECTORSHIPS HELD                  OVERSEEN
---------------------             ---------------------                  ---------------------------               ------------
INTERESTED TRUSTEES
G. Kenneth Heebner*              Trustee since 1993             Co-founder and Employee, CGM;                            4
  age 67                                                        Controlling Owner, Kenbob, Inc. (general
                                                                partner of CGM)

Robert L. Kemp*                  Trustee since 1990             Co-founder and Employee, CGM; Non- voting                4
  age 75                                                        Owner, Kenbob, Inc. (general partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                   Trustee since 1993             Counsel (formerly, Partner), Harter,                     4
  age 67                                                        Secrest & Emery LLP (law firm); formerly
                                                                Executive Vice President and Chief
                                                                Operating Officer, The Glenmeade Trust
                                                                Company (from 1990 to 1993); formerly
                                                                Senior Vice President, J.P. Morgan Chase
                                                                Bank (from 1981 to 1990); Trustee, TT
                                                                International U.S.A. Master and Feeder
                                                                Trusts (four mutual funds) from
                                                                2000- 2005

Mark W. Holland                  Trustee since 2004             President, Wellesley Financial Advisors,                 4
  age 58                                                        LLC; formerly Vice President and Chief
                                                                Operating Officer, Fixed Income Management,
                                                                Loomis, Sayles & Company, L.P.; formerly
                                                                Director, Loomis, Sayles & Company, L.P.

James Van Dyke Quereau, Jr.      Trustee since 1993             Managing Partner and Director, Stratton                  4
  age 59                                                        Management Company (investment
                                                                management); Director and Vice
                                                                President, Semper Trust Co. until 2006

J. Baur Whittlesey               Trustee since 1990             Member, Ledgewood, P.C. (law firm)                       4
  age 61

OFFICERS
G. Kenneth Heebner*              Vice President since 1990      Co-founder and Employee, CGM;                            4
  age 67                                                        Controlling Owner, Kenbob, Inc. (general
                                                                partner of CGM)

Robert L. Kemp*                  President since 1990           Co-founder and Employee, CGM; Non- voting                4
  age 75                                                        Owner, Kenbob, Inc. (general partner of CGM)

David C. Fietze*                 Chief Compliance Officer       Employee - Legal counsel, CGM;                           4
  age 38                         since 2004                     formerly counsel, Bartlett Hackett
  address:                                                      Feinberg, P.C.
  38 Newbury Street
  Boston, Massachusetts
  02116

Kathleen S. Haughton*            Vice President since 1992      Employee - Investor Services Division, CGM               4
  age 47                         and Anti-Money
  address:                       Laundering Compliance
  38 Newbury Street              Officer since 2002
  Boston, Massachusetts
  02116

Jem A. Hudgins*                  Treasurer since 2004           Employee - CGM                                           4
  age 44

Leslie A. Lake*                  Vice President and             Employee -  Office Administrator, CGM                    4
  age 62                         Secretary since 1992

Martha I. Maguire*               Vice President since 1994      Employee - Funds Marketing, CGM                          4
  age 52

Mary L. Stone*                   Assistant Vice President       Employee - Portfolio Transactions, CGM                   4
  age 63                         since 1990

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

-------------------------------------------------------
TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings
    for the 1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
-------------------------------------------------------

MAILING ADDRESSES
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
-------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR 07                                                      Printed in U.S.A.

CGM
REALTY FUND

14th Annual Report
December 31, 2007

A No-Load Fund

[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Realty Fund increased 5.6% during the fourth quarter of 2007 compared to the unmanaged Standard and Poor's 500 Index which returned -3.3% and the FTSE NAREIT U.S. Real Estate Equity REIT Index which returned -12.7%. For the year just ended, CGM Realty Fund returned 34.4%, the S&P 500 Index, 5.5% and the FTSE NAREIT U.S. Real Estate Equity REIT Index, -15.7%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
November marked the sixth anniversary of the U.S. economic expansion. Indeed, the longevity of the current economic cycle as well as the bull market in common stocks is testing historical records. Now, however, there are signs of slowdown on the business horizon as damage precipitated by past excesses in the housing market along with years of easy credit availability is corrected. Cheap money rates and the marketing of subprime mortgage loans mixed in with high-grade paper (packaged and sold as prime credits) have led to payment defaults on the consumer level and huge institutional losses. Home buyers were wooed with mortgages they couldn't afford, wrong-headedly assuming that rising home prices would bail them out. Instead home prices declined, loans went south and the financial institutions and investors who purchased mortgage-backed securities took the hit. Billions in assets have been and continue to be written off as worthless while many banks and other financial entities scramble to raise capital to shore up balance sheets. Well-publicized losses have already cost top jobs at both Citigroup and Merrill Lynch and still the full extent of the devastation is unclear since no one really knows the value of many of these esoteric packages of now delinquent mortgages. The Federal Reserve Board has taken several steps to encourage borrowing and inject liquidity into the market which we hope will stabilize the credit markets. For the moment though, the uncertainty has spawned a flight to quality in the bond market driving yields on the 10-year government bond from 5.04% in June to 4.03% at year end.

In addition to the credit crisis, a second troubling sign emerged today with the release of the Institute for Supply Management's index of manufacturing which dropped to 47.7 in December from 50.8 the month before, thereby confirming a slowdown. And, yet another uncertainty in the economic landscape is the enormous rise in the price of crude oil. The year began with crude at $50 a barrel and ended with it at $98. In the past, rising oil prices have acted like a large tax resulting in a pull back in consumer spending. This time around, the consumer appears to be a bit more resilient and so far, despite some spending cuts, the dire consequences of past predictions have yet to materialize.

The credit crisis is serious and has wreaked havoc on many financial institutions. Manufacturing may well be slowing and the price of oil remains high. However, there are many sectors of the economy prospering at the same time. The annual GDP growth rate in the third quarter of 2007 was a hefty 4.9%. Businesses that supply global markets, rapidly developing countries like China, Brazil, Russia and India in particular, are faring well. The U.S. agricultural sector is booming and heavy capital industries, including aerospace and defense, are strong. The unemployment rate remains low, the S&P 500 Index closed the year off just 6% from its all-time high in October despite ongoing credit travails and the Fed continues to reduce short-term interest rates. We are hopeful the economy can weather current turbulence and resume a more measured growth pattern later in the new year.

PORTFOLIO STRATEGY
CGM Realty Fund began the year 2007 with more than 80% of the portfolio in Real Estate Investment Trusts. These stocks reached what we regarded as excessive valuations during the first quarter of the year when the Blackstone Group purchased Equity Office Properties. We reduced our REIT position to approximately 25% of the Fund during the first quarter and maintained it at that level through September 30, 2007. The prices of Real Estate Investment Trusts declined substantially during the year and we have significantly increased our REIT holdings since the end of the third quarter.

We have focused the non-REIT portion of the Fund in companies that mine copper, iron ore, coal and nickel and produce fertilizer.

The Fund experienced losses in almost all its Real Estate Investment Trust positions in 2007 but more than offset these with major gains in its mining company investments. The largest gains occurred in fertilizer producers The Mosaic Company and Potash Corporation of Saskatchewan Inc., Brazilian iron ore and nickel producer Companhia Vale do Rio Doce ADR and diversified miner Rio Tinto plc ADR.

At year-end, CGM Realty Fund was approximately 55% invested in REITs. The Fund's portfolio was approximately 20% invested in office and industrial REITs, 22% in retail REITs and 12% invested in health care, mortgage and miscellaneous REITs. On December 31, 2007, the Fund's three largest holdings were The Mosaic Company, Potash Corporation of Saskatchewan Inc. and Companhia Vale do Rio Doce ADR.

              /s/ Robert L. Kemp

                  Robert L. Kemp
                  President

              /s/ G. Kenneth Heebner

                  G. Kenneth Heebner
                  Portfolio Manager

January 2, 2008

COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM REALTY FUND, THE UNMANAGED S&P 500 INDEX, AND THE FTSE NAREIT U.S. REAL ESTATE EQUITY REIT INDEX assuming reinvestment of dividends and capital gains

----------------------------
      CGM REALTY FUND
Average Annual Total Returns
      through 12/31/07
----------------------------
1 year    5 year    10 year
34.4%     41.4%      20.5%
----------------------------
   Past performance is no
indication of future results
----------------------------

                                      Unmanaged      FTSE NAREIT U.S.
                         CGM           S&P 500          Real Estate
                     Realty Fund        Index        Equity REIT Index
           -----------------------------------------------------------
           Start      $10,000          $10,000            $10,000
           1998         7,880           12,860              8,250
           1999         8,085           15,561              7,871
           2000        10,446           14,145              9,949
           2001        10,979           12,462             11,332
           2002        11,363            9,708             11,763
           2003        21,556           12,494             16,127
           2004        29,208           13,856             21,223
           2005        37,094           14,535             23,812
           2006        47,851           16,832             32,170
           2007        64,312           17,758             27,119

CGM REALTY FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Realty Fund, he currently manages CGM Capital Development Fund, CGM Mutual
Fund and CGM Focus Fund.
-------------------------------------------------------------------------------
See the Schedule of Investments on pages 4 and 5 for the percentage of net assets of the Fund invested in particular industries or securities as of December 31, 2007.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Cumulative Total Return for Periods
Ended December 31, 2007

                                                                       CGM
                                                                   REALTY FUND
                                                                   -----------
10 Years .......................................................     +543.9%
 5 Years .......................................................     +466.2
 1 Year ........................................................     + 34.4
 3 Months ......................................................     +  5.6

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assume the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

                                                  CGM REALTY FUND
------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2007

COMMON STOCKS -- 99.2% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 55.2%

                                                                                       SHARES          VALUE(a)
                                                                                       ------          --------
HEALTHCARE - 4.6%
  Ventas, Inc. .................................................................      2,045,000     $   92,536,250
                                                                                                    --------------
MISCELLANEOUS -- 1.8%
  Entertainment Properties Trust ...............................................        775,000         36,425,000
                                                                                                    --------------
MORTGAGE -- 6.0%
  Annaly Capital Management, Inc. ..............................................      6,600,000        119,988,000
                                                                                                    --------------
OFFICE AND INDUSTRIAL -- 20.4%
  Alexandria Real Estate Equities, Inc. ........................................        405,000         41,176,350
  AMB Property Corporation .....................................................      1,760,000        101,305,600
  Digital Realty Trust, Inc. ...................................................      2,635,000        101,104,950
  Douglas Emmett, Inc. .........................................................      2,590,000         58,559,900
  ProLogis .....................................................................      1,650,000        104,577,000
                                                                                                    --------------
                                                                                                       406,723,800
                                                                                                    --------------
RETAIL -- 22.4%
  Federal Realty Investment Trust ..............................................      1,105,000         90,775,750
  Simon Property Group, Inc. ...................................................      1,150,000         99,889,000
  Tanger Factory Outlet Centers, Inc. (b) ......................................      1,880,000         70,894,800
  Taubman Centers, Inc. ........................................................      1,910,000         93,952,900
  The Macerich Company .........................................................      1,290,000         91,667,400
                                                                                                    --------------
                                                                                                       447,179,850
                                                                                                    --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,140,221,365) ...........                     1,102,852,900
                                                                                                    --------------
OTHER COMMON STOCKS -- 44.0%

COPPER -- 3.9%
  Freeport-McMoRan Copper & Gold Inc. ..........................................        770,000         78,878,800
                                                                                                    --------------
FERTILIZER -- 25.0%
  Potash Corporation of Saskatchewan Inc. (c) ..................................      1,555,800        223,972,968
  The Mosaic Company (d) .......................................................      2,920,000        275,472,800
                                                                                                    --------------
                                                                                                       499,445,768
                                                                                                    --------------
METALS AND MINING -- 15.1%
  Companhia Vale do Rio Doce ADR (e) ...........................................      5,024,800        164,160,216
  Rio Tinto plc ADR (e) ........................................................        325,000        136,467,500
                                                                                                    --------------
                                                                                                       300,627,716
                                                                                                    --------------
TOTAL OTHER COMMON STOCKS (Identified cost $371,039,498) .......................                       878,952,284
                                                                                                    --------------
TOTAL COMMON STOCKS (Identified cost $1,511,260,863) ...........................                     1,981,805,184
                                                                                                    --------------

SHORT-TERM INVESTMENT -- 0.9% OF TOTAL NET ASSETS
                                                                                        FACE
                                                                                       AMOUNT
                                                                                       ------
  American Express Credit Corporation, 3.80%, 01/02/08 (Cost $18,245,000) ......    $18,245,000         18,245,000
                                                                                                    --------------
TOTAL INVESTMENTS -- 100.1% (Identified cost $1,529,505,863) ...................                     2,000,050,184
  Cash and receivables .........................................................                        20,938,912
  Liabilities ..................................................................                       (22,528,322)
                                                                                                    --------------
TOTAL NET ASSETS -- 100.0% .....................................................                    $1,998,460,774
                                                                                                    ==============

(a) See Note 1A.
(b) Non-controlled affiliate (See Note 7).
(c) The Fund has approximately 11% of its assets at December 31, 2007 invested in companies incorporated in Canada.
(d) Non-income producing security.
(e) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

                                  See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value:
  Unaffiliated issuers
   (Identified cost - $1,450,431,562) .......   $1,929,155,384
  Non-controlled affiliates
   (Identified cost - $79,074,301) ..........       70,894,800    $2,000,050,184
                                                --------------
  Cash .......................................................             3,243
  Receivable for:
    Securities sold .........................       $1,195,599
    Shares of the Fund sold .................       13,057,644
    Dividends and interest ..................        6,682,426        20,935,669
                                                --------------    --------------
      Total assets ...........................................     2,020,989,096
                                                                  --------------
LIABILITIES
  Payable for:
    Securities purchased ....................       15,649,873
    Shares of the Fund redeemed .............        5,340,389
    Distributions declared ..................              216        20,990,478
                                                --------------    --------------

  Accrued expenses:
    Management fees .........................        1,324,566
    Trustees' fees ..........................           17,086
    Accounting, administration and
     compliance expenses ....................           21,162
    Transfer agent fees .....................           79,306
    Other expenses ..........................           95,724         1,537,844
                                                --------------    --------------
      Total liabilities ......................................        22,528,322
                                                                  --------------
NET ASSETS ..................................................     $1,998,460,774
                                                                  ==============

Net Assets consist of:
  Capital paid-in ............................................    $1,527,916,453
  Net unrealized appreciation on investments .................       470,544,321
                                                                  --------------
NET ASSETS ...................................................    $1,998,460,774
                                                                  ==============
  Shares of beneficial interest
   outstanding, no par value  ................................        63,546,079
                                                                  ==============
  Net asset value per share* .................................            $31.45
                                                                  ==============

* Shares of the Fund are sold and redeemed at net asset value
  ($1,998,460,774 / 63,546,079).

                See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 2007

INVESTMENT INCOME
Income:
  Dividends (net of withholding tax of $391,990) ..............    $ 29,015,720
  Interest ....................................................         768,020
  Other .......................................................         238,777
                                                                   ------------
                                                                     30,022,517
                                                                   ------------
Expenses:
  Management fees .............................................      13,614,381
  Trustees' fees ..............................................          69,000
  Accounting, administration and compliance expenses ..........         253,945
  Custodian fees and expenses .................................         222,868
  Transfer agent fees .........................................         503,366
  Audit and tax services ......................................          38,300
  Legal .......................................................          51,370
  Printing ....................................................          89,714
  Registration fees ...........................................          94,453
  Line of credit commitment fee ...............................          20,278
  Miscellaneous expenses ......................................           2,159
                                                                   ------------
                                                                     14,959,834
                                                                   ------------
  Net investment income .......................................      15,062,683
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gains on investments ...........................     269,987,939
  Net unrealized appreciation .................................     216,018,781
                                                                   ------------
  Net realized and unrealized gains on investments ............     486,006,720
                                                                   ------------
CHANGE IN NET ASSETS FROM OPERATIONS ..........................    $501,069,403
                                                                   ============

                See accompanying notes to financial statements.

                                          CGM REALTY FUND
-------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED DECEMBER 31,
                                                                ---------------------------------
                                                                     2007               2006
                                                                --------------     --------------
FROM OPERATIONS
  Net investment income ..................................      $   15,062,683     $   19,562,020
  Net realized gains on investments ......................         269,987,939        342,376,727
  Net unrealized appreciation (depreciation) .............         216,018,781        (35,849,776)
                                                                --------------     --------------
    Change in net assets from operations .................         501,069,403        326,088,971
                                                                --------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..................................         (13,939,899)       (19,562,020)
  Net short-term realized capital gains on investments ...        (117,024,618)       (18,539,617)
  Net long-term realized capital gains on investments ....        (147,041,038)      (317,224,877)
                                                                --------------     --------------
                                                                  (278,005,555)      (355,326,514)
                                                                --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................         574,783,411        457,184,132
  Net asset value of shares issued in connection with
   reinvestment of:
    Dividends from net investment income .................          11,065,084         17,159,267
    Distributions from net short-term realized capital
     gains on investments ................................          94,353,620         13,157,171
    Distributions from net long-term realized capital
     gains on investments ................................         118,556,947        251,776,661
                                                                --------------     --------------
                                                                   798,759,062        739,277,231
  Cost of shares redeemed ................................        (498,107,852)      (267,260,344)
                                                                --------------     --------------
    Change in net assets derived from capital share
     transactions ........................................         300,651,210        472,016,887
                                                                --------------     --------------
  Total change in net assets .............................         523,715,058        442,779,344

NET ASSETS
  Beginning of period ....................................       1,474,745,716      1,031,966,372
                                                                --------------     --------------
  End of period ..........................................      $1,998,460,774     $1,474,745,716
                                                                ==============     ==============

NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................          18,339,803         14,825,477
  Issued in connection with reinvestment of:
    Dividends from net investment income .................             345,179            539,589
    Distributions from net short-term realized capital
     gains on investments ................................           2,981,157            487,664
    Distributions from net long-term realized capital
     gains on investments ................................           3,745,875          9,331,664
                                                                --------------     --------------
                                                                    25,412,014         25,184,394
  Redeemed ...............................................         (16,365,379)        (8,644,393)
                                                                --------------     --------------
  Net Change .............................................           9,046,635         16,540,001
                                                                ==============     ==============

                          See accompanying notes to financial statements.

                                                        CGM REALTY FUND
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                                 -------------------------------------------------------------
                                                                    2007          2006          2005         2004        2003
For a share of the Fund outstanding throughout each period:

Net asset value at the beginning of period ...............          $27.06        $27.19        $29.56      $24.75      $13.39
                                                                    ------        ------        ------      ------      ------
Net investment income (a) ................................            0.27          0.45          0.43        0.19        0.03
Net realized and unrealized gains on investments .........            9.06          7.37          7.51        8.55       11.93
                                                                    ------        ------        ------      ------      ------
Total from investment operations .........................            9.33          7.82          7.94        8.74       11.96
                                                                    ------        ------        ------      ------      ------
Dividends from net investment income .....................           (0.25)        (0.45)        (0.43)      (0.18)      (0.04)
Distribution from net short-term realized gains ..........           (2.08)        (0.42)           --       (0.16)         --
Distribution from net long-term realized gains ...........           (2.61)        (7.08)        (9.88)      (3.59)      (0.56)
                                                                    ------        ------        ------      ------      ------
Total Distributions ......................................           (4.94)        (7.95)       (10.31)      (3.93)      (0.60)
                                                                    ------        ------        ------      ------      ------
Net increase (decrease) in net asset value ...............            4.39         (0.13)        (2.37)       4.81       11.36
                                                                    ------        ------        ------      ------      ------
Net asset value at end of period .........................          $31.45        $27.06        $27.19      $29.56      $24.75
                                                                    ======        ======        ======      ======      ======
Total return (%) .........................................            34.4          29.0          27.0        35.5        89.7

Ratios:
Operating expenses to average net assets (%) .............            0.86          0.88          0.92        0.96        1.02
Net investment income to average net assets (%) ..........            0.86          1.49          1.34        0.73        0.16
Portfolio turnover (%) ...................................             200           160           136          43          68
Net assets at end of period (in thousands) ($) ...........       1,998,461     1,474,746     1,031,966     785,399     644,420

(a) Per share net investment income has been calculated using the average shares outstanding during the period.

                                       See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Massachusetts business trust, there are four CGM Funds. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry, including real estate investment trusts.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2007 there were no capital loss carryovers available to offset future realized gains.

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED       UNDISTRIBUTED LONG-TERM           NET UNREALIZED
    ORDINARY INCOME           CAPITAL GAINS         APPRECIATION/(DEPRECIATION)
    ---------------      -----------------------    ----------------------------

          $--                      $--                      $470,544,321

    The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2007 was as follows:

                        GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
    IDENTIFIED COST       APPRECIATION         DEPRECIATION        APPRECIATION
    ---------------     ----------------     ----------------     --------------

     $1,529,505,863       $541,838,600         $(71,294,279)       $470,544,321

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    The tax character of distributions paid during the years ended December 31, 2007 and 2006, were as follows:

                                       LONG-TERM
    YEAR      ORDINARY INCOME        CAPITAL GAINS             TOTAL
    ----      ---------------        -------------             -----

    2007        $130,964,517          $147,041,038         $278,005,555
    2006        $ 38,101,637          $317,224,877         $355,326,514

E. INDEMNITIES -- In the normal course of business, CGM Realty Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Realty Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Realty Fund. The risk of material loss from such claims is considered remote.

2. FOREIGN INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. DIVERSIFICATION -- The Fund, although diversified, takes a focused approach to investing within a single industry, sector of the economy or fewer individual holdings than more diversified funds. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a more diversified fund.

4. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2007, purchases and sales of securities other than United States government obligations and short-term investments aggregated $3,527,697,915 and $3,477,901,361, respectively. There were no purchases or sales of long-term United States government obligations.

5. A. MANAGEMENT FEES -- During the period ended December 31, 2007, the Fund incurred management fees of $13,614,381, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection with the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $253,945, for the period ended December 31, 2007, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $180,048 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2007, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

6. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line are charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund incurred a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly for the year 2007. There were no borrowings under the line of credit during the period ended December 31, 2007.

7. AFFILIATED ISSUERS -- Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended December 31, 2007:

                                 NUMBER OF                                        NUMBER OF
                                SHARES HELD         GROSS         GROSS          SHARES HELD        DIVIDEND        MARKET VALUE
NAME OF ISSUER               DECEMBER 31, 2006    PURCHASES       SALES       DECEMBER 31, 2007      INCOME      DECEMBER 31, 2007
--------------               -----------------    ---------       -----       -----------------     --------     -----------------

Tanger Factory Outlet
 Centers, Inc. ............       891,500         2,120,000    (1,131,500)        1,880,000           $ --          $70,894,800
                                                                                                      ====          ==========

8. NEW ACCOUNTING PRONOUNCEMENTS -- The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Trust's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting FAS 157.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund (the "Fund", a series of CGM Trust) at December 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2008

                                CGM REALTY FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2007 are available without charge, upon request by calling 1-800-345-3048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 to December 31, 2007.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                              Beginning         Ending          Expenses Paid
                            Account Value    Account Value      During Period*
                               7/01/07         12/31/07       7/01/07 - 12/31/07
--------------------------------------------------------------------------------
Actual                        $1,000.00        $1,172.20             $4.65
--------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00        $1,020.92             $4.33
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

                                CGM REALTY FUND
-------------------------------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2007

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. For the year ended December 31, 2007, the Fund designated $150,412,132 as long-term capital dividends.

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations. An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                        PRINCIPAL               NUMBER OF
                                                                        OCCUPATION             FUNDS IN THE
                                                                       DURING PAST               CGM FUNDS
                                        POSITION HELD AND           5 YEARS AND OTHER             COMPLEX
NAME, ADDRESS AND AGE                 LENGTH OF TIME SERVED         DIRECTORSHIPS HELD           OVERSEEN
---------------------                 ---------------------         ------------------         ------------
INTERESTED TRUSTEES
G. Kenneth Heebner*                  Trustee since 1993             Co-founder and Employee,        4
  age 67                                                            CGM; Controlling Owner,
                                                                    Kenbob,Inc. (general
                                                                    partner of CGM)

Robert L. Kemp*                      Trustee since 1990             Co-founder and Employee,        4
  age 75                                                            CGM; Non-voting Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)
DISINTERESTED TRUSTEES
Peter O. Brown                       Trustee since 1993             Counsel (formerly,              4
  age 67                                                            Partner), Harter, Secrest
                                                                    & Emery LLP (law firm);
                                                                    formerly Executive Vice
                                                                    President and Chief
                                                                    Operating Officer, The
                                                                    Glenmeade Trust Company
                                                                    (from 1990 to 1993);
                                                                    formerly Senior Vice
                                                                    President, J.P. Morgan
                                                                    Chase Bank (from 1981-
                                                                    1990); Trustee, TT
                                                                    International U.S.A.
                                                                    Master and Feeder Trusts
                                                                    (four mutual funds)
                                                                    from 2000-2005

Mark W. Holland                      Trustee since 2004             President, Wellesley            4
  age 58                                                            Financial Advisors, LLC;
                                                                    formerly Vice President
                                                                    and Chief Operating
                                                                    Officer, Fixed Income
                                                                    Management, Loomis,
                                                                    Sayles & Company, L.P.;
                                                                    formerly Director,
                                                                    Loomis, Sayles & Company,
                                                                    L.P.

James Van Dyke Quereau, Jr.          Trustee since 1993             Managing Partner and            4
  age 59                                                            Director, Stratton
                                                                    Management Company
                                                                    (investment management);
                                                                    Director and Vice
                                                                    President, Semper Trust
                                                                    Co. until 2006

J. Baur Whittlesey                   Trustee since 1990             Member, Ledgewood, P.C.         4
  age 61                                                            (law firm)

OFFICERS
G. Kenneth Heebner*                  Vice President since 1990      Co-founder and Employee,        4
  age 67                                                            CGM; Controlling Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

Robert L. Kemp*                      President since 1990           Co-founder and Employee,        4
  age 75                                                            CGM; Non-voting Owner,
                                                                    Kenbob, Inc. (general
                                                                    partner of CGM)

David C. Fietze*                     Chief Compliance Officer       Employee - Legal counsel,       4
  age 38                             since 2004                     CGM; formerly counsel,
  address:                                                          Bartlett Hackett
  38 Newbury Street                                                 Feinberg, P.C.
  Boston, Massachusetts
  02116

Kathleen S. Haughton*                Vice President since 1992      Employee - Investor             4
  age 47                             and Anti-Money Laundering      Services Division, CGM
  address:                           Compliance Officer since 2002
  38 Newbury Street
  Boston, Massachusetts
  02116

Jem A. Hudgins*                      Treasurer since 2004           Employee - CGM                  4
  age 44

Leslie A. Lake*                      Vice President and Secretary   Employee - Office               4
  age 62                             since 1992                     Administrator, CGM

Martha I. Maguire*                   Vice President since 1994      Employee - Funds                4
  age 52                                                            Marketing, CGM

Mary L. Stone*                       Assistant Vice President       Employee - Portfolio            4
  age 63                             since 1990                     Transactions, CGM

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511
--------------------------------------------------

TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the
    1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
--------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR 07                               Printed in U.S.A.

CGM
FOCUS FUND

11th Annual Report
December 31, 2007

A No-Load Fund


[logo] Investment Adviser
       CAPITAL GROWTH MANAGEMENT
       Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Focus Fund returned 12.0% during the fourth quarter of 2007 compared to the unmanaged Standard and Poor's 500 Index which returned -3.3% over the same period. For the year just ended, CGM Focus Fund returned 80.0% and the S&P 500 Index, 5.5%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
November marked the sixth anniversary of the U.S. economic expansion. Indeed, the longevity of the current economic cycle as well as the bull market in common stocks is testing historical records. Now, however, there are signs of slowdown on the business horizon as damage precipitated by past excesses in the housing market along with years of easy credit availability is corrected. Cheap money rates and the marketing of subprime mortgage loans mixed in with high-grade paper (packaged and sold as prime credits) have led to payment defaults on the consumer level and huge institutional losses. Home buyers were wooed with mortgages they couldn't afford, wrong-headedly assuming that rising home prices would bail them out. Instead home prices declined, loans went south and the financial institutions and investors who purchased mortgage- backed securities took the hit. Billions in assets have been and continue to be written off as worthless while many banks and other financial entities scramble to raise capital to shore up balance sheets. Well-publicized losses have already cost top jobs at both Citigroup and Merrill Lynch and still the full extent of the devastation is unclear since no one really knows the value of many of these esoteric packages of now delinquent mortgages. The Federal Reserve Board has taken several steps to encourage borrowing and inject liquidity into the market which we hope will stabilize the credit markets. For the moment though, the uncertainty has spawned a flight to quality in the bond market driving yields on the 10-year government bond from 5.04% in June to 4.03% at year end.

In addition to the credit crisis, a second troubling sign emerged today with the release of the Institute for Supply Management's index of manufacturing which dropped to 47.7 in December from 50.8 the month before, thereby confirming a slowdown. And, yet another uncertainty in the economic landscape is the enormous rise in the price of crude oil. The year began with crude at $50 a barrel and ended with it at $98. In the past, rising oil prices have acted like a large tax resulting in a pull back in consumer spending. This time around, the consumer appears to be a bit more resilient and so far, despite some spending cuts, the dire consequences of past predictions have yet to materialize.

The credit crisis is serious and has wreaked havoc on many financial institutions. Manufacturing may well be slowing and the price of oil remains high. However, there are many sectors of the economy prospering at the same time. The annual GDP growth rate in the third quarter of 2007 was a hefty 4.9%. Businesses that supply global markets, rapidly developing countries like China, Brazil, Russia and India in particular, are faring well. The U.S. agricultural sector is booming and heavy capital industries, including aerospace and defense, are strong. The unemployment rate remains low, the S&P 500 Index closed the year off just 6% from its all-time high in October despite ongoing credit travails and the Fed continues to reduce short-term interest rates. We are hopeful the economy can weather current turbulence and resume a more measured growth pattern later in the new year.

PORTFOLIO STRATEGY
CGM Focus Fund was fully invested throughout the year, reflecting our belief in continued global economic growth. The Fund focused on industries that profited from the increasing consumption of commodities in emerging economies including China, India, Brazil, and the Middle Eastern countries.

The Fund's largest sector positions were energy, industrial raw materials and fertilizer, which benefited from rising grain prices. An initial substantial position in investment banks was eliminated in the first half of the year when their prospects were diminished by the developing financial crisis in mortgage-related securities.

Five security holdings experienced well over 100% appreciation during the year and were major contributors to 2007 performance: fertilizer producers The Mosaic Company and Potash Corporation of Saskatchewan Inc., Brazilian nickel and iron ore producer Companhia Vale do Rio Doce ADR, Brazilian oil and gas company Petroleo Brasileiro S.A. - Petrobras ADR, and Russian cellular phone company Open Joint Stock Company "Vimpel-Communications" ADR. The Fund experienced losses in energy drink producer Hansen Natural Corporation and oil and gas producer PetroChina Company Limited ADR. Short selling contributed to the Fund's gains with significant profits earned in short sales of mortgage originators and a realized loss in an Amazon.com, Inc. short sale.

2007 results benefited from unusually large increases in oil and fertilizer prices which we believe are unlikely to recur in 2008.

At the end of the year, CGM Focus Fund held significant long positions in the steel, fertilizer and telephone industries. The Fund's three largest long holdings were The Mosaic Company, Petroleo Brasileiro S.A.- Petrobras ADR and Open Joint Stock Company "Vimpel-Communications" ADR. Approximately 8% of the Fund's total net assets were invested in securities sold short on December 31, 2007.

          /s/ Robert L. Kemp

              Robert L. Kemp
              President

          /s/ G. Kenneth Heebner

              G. Kenneth Heebner
              Portfolio Manager

January 2, 2008

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM FOCUS FUND AND THE UNMANAGED S&P 500 INDEX assuming reinvestment of dividends and capital gains

--------------------------------
        CGM FOCUS FUND
  Average Annual Total Returns
        through 12/31/07
--------------------------------
1 year    5 year     10 year
80.0%      37.1%      26.1%
--------------------------------
     Past performance is no
   indication of future results
--------------------------------

                                                        Unmanaged
                                      CGM                S&P 500
                                   Focus Fund             Index
            -----------------------------------------------------
            Start                  $ 10,000              $10,000
            1998                     10,350               12,860
            1999                     11,230               15,561
            2000                     17,283               14,145
            2001                     25,527               12,462
            2002                     20,983                9,708
            2003                     34,937               12,494
            2004                     39,269               13,856
            2005                     49,165               14,535
            2006                     56,540               16,832
            2007                    101,772               17,758

CGM FOCUS FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Focus Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund and CGM Realty Fund.
-------------------------------------------------------------------------------

See the Schedule of Investments on pages 4 and 5 for the percentage of net assets of the Fund invested in particular industries or securities as of December 31, 2007.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Cumulative Total Return for Periods Ended
December 31, 2007

                                                                   CGM FOCUS
                                                                     FUND
                                                                   ---------
10 Years ......................................................     +917.1%
5 Years .......................................................     +384.9
1 Year ........................................................     + 80.0
3 Months ......................................................     + 12.0

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assume the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The adviser limited the Fund's total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund's cumulative total return and average annual total return for the ten year period would have been lower.

                                                  CGM FOCUS FUND
-----------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2007

COMMON STOCKS -- 94.0% OF TOTAL NET ASSETS
                                                                                       SHARES         VALUE(a)
                                                                                       ------         --------
BANKS - MONEY CENTER -- 4.9%
  Banco Itau Holding Financeira S.A. ADR (b)(c) ................................     10,560,000    $  273,081,600
                                                                                                   --------------
COPPER -- 5.0%
  Freeport-McMoRan Copper & Gold Inc. ..........................................      2,700,000       276,588,000
                                                                                                   --------------
ENGINEERING -- 4.3%
  Foster Wheeler Ltd. (d) ......................................................      1,539,000       238,575,780
                                                                                                   --------------
FERTILIZER -- 11.4%
  Potash Corporation of Saskatchewan Inc. ......................................      1,890,000       272,084,400
  The Mosaic Company (d) .......................................................      3,860,000       364,152,400
                                                                                                   --------------
                                                                                                      636,236,800
                                                                                                   --------------
FINANCIAL SERVICES -- 3.5%
  Banco Bradesco S.A. ADR (b)(c) ...............................................      6,030,000       192,960,000
                                                                                                   --------------
FOOD - AGRIBUSINESS -- 3.5%
  Monsanto Company .............................................................      1,725,000       192,665,250
                                                                                                   --------------
MACHINERY -- 5.3%
  Deere & Company ..............................................................      3,150,000       293,328,000
                                                                                                   --------------
METALS AND MINING -- 0.6%
  Mechel OAO ADR (b)(e) ........................................................        320,000        31,084,800
                                                                                                   --------------
MISCELLANEOUS -- 4.6%
  MEMC Electronic Materials, Inc. (d) ..........................................      2,850,000       252,196,500
                                                                                                   --------------
OFFSHORE DRILLING -- 5.1%
  Transocean Inc. (d) ..........................................................      1,953,440       279,634,936
                                                                                                   --------------
OIL - INDEPENDENT PRODUCTION -- 6.5%
  Petroleo Brasileiro S.A. - Petrobras ADR (b)(c)(f) ...........................      3,140,000       361,853,600
                                                                                                   --------------
OIL REFINING -- 5.7%
  Hess Corporation .............................................................      3,000,000       302,580,000
  Suncor Energy Inc. ...........................................................        100,000        10,873,000
                                                                                                   --------------
                                                                                                      313,453,000
                                                                                                   --------------
OIL SERVICE -- 7.1%
  Schlumberger Limited (f) .....................................................      3,020,000       297,077,400
  Weatherford International Ltd. (d) ...........................................      1,400,000        96,040,000
                                                                                                   --------------
                                                                                                      393,117,400
                                                                                                   --------------
STEEL -- 16.0%
  ArcelorMittal ................................................................      3,750,000       290,062,500
  Nucor Corporation ............................................................      4,630,000       274,188,600
  United States Steel Corporation (f) ..........................................      2,680,000       324,038,800
                                                                                                   --------------
                                                                                                      888,289,900
                                                                                                   --------------
TECHNOLOGY -- 1.2%
  Turkcell Iletisim Hizmetleri A.S. ADR (b) ....................................      2,410,000        66,443,700
                                                                                                   --------------
TELEPHONE -- 9.3%
  Mobile Telesystems OJSC ADR (b)(e) ...........................................      1,570,000       159,810,300
  Open Joint Stock Company "Vimpel-Communications" ADR (b)(e)(f) ...............      8,500,000       353,600,000
                                                                                                   --------------
                                                                                                      513,410,300
                                                                                                   --------------
TOTAL COMMON STOCKS (Identified cost $3,981,734,151) ...........................                    5,202,919,566
                                                                                                   --------------
SHORT-TERM INVESTMENT -- 1.4% OF TOTAL NET ASSETS
                                                                                        FACE
                                                                                       AMOUNT
                                                                                       ------
American Express Credit Corporation, 3.80%, 01/02/08 (Cost $75,910,000) ........    $75,910,000        75,910,000
                                                                                                   --------------

TOTAL INVESTMENTS - 95.4% (Identified cost $4,057,644,151) .....................                    5,278,829,566
  Cash and receivables .........................................................                      812,376,200
  Liabilities ..................................................................                     (555,092,200)
                                                                                                   --------------
TOTAL NET ASSETS -- 100.0% .....................................................                   $5,536,113,566
                                                                                                   ==============

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) The Fund had approximately 15% of its net assets at December 31, 2007 invested in companies incorporated in Brazil.
(d) Non-income producing security.
(e) The Fund had approximately 10% of its net assets at December 31, 2007 invested in companies incorporated in Russia.
(f) A portion of this security had been segregated as collateral in connection with short sale investments. (See Note 1E.)

SECURITIES SOLD SHORT (PROCEEDS $666,272,355)
                                                                                       SHARES         VALUE
                                                                                       ------         -----

    Ambac Financial Group, Inc. ................................................      2,225,000    $   57,338,250
    Countrywide Financial Corporation ..........................................     30,000,000       268,200,000
    Federal Home Loan Mortgage Corporation .....................................      3,000,000       102,210,000
                                                                                                   --------------
                                                                                                   $  427,748,250
                                                                                                   ==============


                                 See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments at value (Identified cost -- $4,057,644,151) ....    $5,278,829,566
Cash ........................................................             2,472
Deposits with brokers for short sales .......................       676,992,747
Receivable for:
  Securities sold ..........................    $  22,385,965
  Shares of the Fund sold ..................      105,290,615
  Dividends and interest ...................        7,704,401       135,380,981
                                                -------------    --------------
    Total assets ............................................     6,091,205,766
                                                                 --------------
LIABILITIES
Securities sold short at current market value (Proceeds
 $666,272,355) ..............................................       427,748,250
Payable for:
  Securities purchased .....................      108,475,219
  Shares of the Fund redeemed ..............       13,090,013
  Short dividends ..........................          750,000
  Tax withholding liability ................          492,458       122,807,690
                                                -------------

Accrued expenses:
  Management fees ..........................        4,059,729
  Trustees' fees ...........................           22,111
  Accounting, administration and
   compliance expenses .....................           31,087
  Transfer agent fees ......................          111,948
  Other expenses ...........................          311,385         4,536,260
                                                -------------    --------------
    Total liabilities .......................................       555,092,200
                                                                 --------------
NET ASSETS ..................................................    $5,536,113,566
                                                                 ==============

Net Assets consist of:
  Capital paid-in ...........................................    $4,125,490,672
  Accumulated net realized losses on investments ............       (49,086,626)
  Net unrealized appreciation on investments:
    Long positions ..........................................     1,221,185,415
    Short positions .........................................       238,524,105
                                                                 --------------
NET ASSETS ..................................................    $5,536,113,566
                                                                 ==============
Shares of beneficial interest outstanding, no par value .....       105,471,028
                                                                    ===========
Net asset value per share* ..................................            $52.49
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($5,536,113,566 / 105,471,028).

                See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 2007

INVESTMENT INCOME
  Income:
    Dividends (net of withholding tax of $2,187,626) ........    $   30,616,201
    Interest on restricted cash .............................        15,175,134
    Interest ................................................         1,641,447
                                                                 --------------
                                                                     47,432,782
                                                                 --------------
  Expenses:
    Management fees .........................................        31,205,411
    Trustees' fees ..........................................            89,101
    Accounting, administration and compliance expenses ......           373,040
    Custodian fees and expenses .............................           397,610
    Transfer agent fees .....................................           783,170
    Audit and tax services ..................................            38,500
    Legal ...................................................            87,199
    Printing ................................................           127,781
    Registration fees .......................................           340,814
    Line of credit commitment fee ...........................            40,556
    Dividends on short sales ................................         9,368,000
    Miscellaneous expenses ..................................             2,763
                                                                 --------------
                                                                     42,853,945
                                                                 --------------
  Net investment income .....................................         4,578,837
                                                                 --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments:
    Long transactions .......................................       855,115,039
    Short transactions ......................................         6,832,803
  Net unrealized appreciation on investments:
    Long transactions .......................................       914,016,881
    Short transactions ......................................       282,985,309
                                                                 --------------
  Net realized and unrealized gains on investments ..........     2,058,950,032
                                                                 --------------
CHANGE IN NET ASSETS FROM OPERATIONS ........................    $2,063,528,869
                                                                 ==============

                See accompanying notes to financial statements.

                                             CGM FOCUS FUND
----------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     YEAR ENDED DECEMBER 31,
                                                                                --------------------------------
                                                                                     2007              2006
                                                                                --------------    --------------

FROM OPERATIONS
  Net investment income ....................................................    $    4,578,837    $   49,456,211
  Net realized gains from investments ......................................       861,947,842       173,863,900
  Net unrealized appreciation ..............................................     1,197,002,190        24,273,033
                                                                                --------------    --------------
    Change in net assets from operations ...................................     2,063,528,869       247,593,144
                                                                                --------------    --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................................        (4,608,973)      (48,763,442)
  Net short-term realized capital gains on investments .....................      (727,774,379)               --
  Net long-term realized capital gains on investments ......................      (150,234,755)     (175,789,197)
                                                                                --------------    --------------
                                                                                  (882,618,107)     (224,552,639)
                                                                                --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................................     2,144,201,168       997,758,557
  Net asset value of shares issued in connection with reinvestment of:
    Dividends from net investment income ...................................         3,733,219        40,066,125
    Distributions from net short-term realized capital
     gains on investments ..................................................       610,369,415                --
    Distributions from net long-term realized capital
     gains on investments ..................................................       126,003,069       148,382,402
                                                                                --------------    --------------
                                                                                 2,884,306,871     1,186,207,084
  Cost of shares redeemed ..................................................      (801,142,829)     (578,351,879)
                                                                                --------------    --------------
    Change in net assets derived from capital share transactions ...........     2,083,164,042       607,855,205
                                                                                --------------    --------------
  Total change in net assets ...............................................     3,264,074,804       630,895,710

NET ASSETS
  Beginning of period ......................................................     2,272,038,762     1,641,143,052
                                                                                --------------    --------------
  End of period ............................................................    $5,536,113,566    $2,272,038,762
                                                                                ==============    ==============

NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................................        43,255,062        26,593,050
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................................            70,845         1,150,667
    Distributions from net short-term realized capital
     gains on investments ..................................................        11,588,559                --
    Distributions from net long-term realized capital
     gains on investments ..................................................         2,392,312         4,261,150
                                                                                --------------    --------------
                                                                                    57,306,778        32,004,867
  Redeemed .................................................................       (17,341,601)      (15,631,438)
                                                                                --------------    --------------
  Net change ...............................................................        39,965,177        16,373,429
                                                                                ==============    ==============

                                 See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

Year Ended December 31, 2007

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
  Change in net assets resulting from operations ..........    $  2,063,528,869
  Adjustments to reconcile change in net assets resulting
   from operations to net cash provided by
   operating activities:
    Purchase of investment securities .....................     (13,970,052,519)
    Buy to cover investment securities held short .........        (999,559,363)
    Proceeds from disposition of investment securities ....      12,819,850,470
    Proceeds from short sales of investment securities ....       1,348,874,725
    Sale of short-term investment securities, net .........         (56,245,000)
    Increase in deposits with brokers for short sales .....        (332,810,380)
    Increase in dividends and interest receivable .........          (4,904,849)
    Decrease in receivables for securities sold ...........          27,165,220
    Increase in tax withholding liability .................             407,201
    Increase in payable for short dividends ...............             750,000
    Increase in payable for securities purchased ..........          57,837,675
    Increase in accrued expenses ..........................           2,356,041
    Mark to market on receivable and liabilities ..........                 105
    Unrealized appreciation on securities .................      (1,197,002,190)
    Net realized gain from investments ....................        (861,947,842)
                                                               ----------------
  Net cash used in operating activities ...................      (1,101,751,837)
                                                               ----------------
Cash flows from financing activities:
  Proceeds from shares sold ...............................       2,044,327,698
  Payment on shares redeemed ..............................        (800,058,747)
  Cash distributions paid .................................        (142,517,718)
                                                               ----------------
  Net cash provided by financing activities ...............       1,101,751,233
                                                               ----------------
Net decrease in cash ......................................                (604)
Cash:
  Beginning balance .......................................               3,076
                                                               ----------------
  Ending balance ..........................................    $          2,472
                                                               ================

Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $740,105,703.

                See accompanying notes to financial statements.


                                                       CGM FOCUS FUND
-----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                          YEAR ENDED DECEMBER 31,
                                           ----------------------------------------------------------------------------------
                                               2007               2006              2005             2004             2003
                                           ------------       ------------       ----------       ----------       ----------
For a share of the Fund outstanding
  throughout each period:

Net asset value at the beginning of
  period ................................        $34.68             $33.40           $29.51           $29.93           $17.98
                                                 ------             ------           ------           ------           ------
Net investment income (loss) (a) ........          0.06(b)            0.82(b)          0.52(b)          0.04(b)         (0.21)
Net realized and unrealized gains on
  investments and foreign currency
  transactions ..........................         27.71               4.19             6.93             3.65            12.16
                                                 ------             ------           ------           ------           ------
Total from investment operations ........         27.77               5.01             7.45             3.69            11.95
                                                 ------             ------           ------           ------           ------
Dividends from net investment income ....         (0.05)             (0.81)           (0.44)           (0.04)              --
Distribution from net short-term
  realized gains ........................         (8.21)                --            (1.80)              --               --
Distribution from net long-term
  realized gains ........................         (1.70)             (2.92)           (1.32)           (4.07)              --
                                                 ------             ------           ------           ------           ------
Total distributions .....................         (9.96)             (3.73)           (3.56)           (4.11)              --
                                                 ------             ------           ------           ------           ------
Net increase (decrease) in net asset
  value .................................         17.81               1.28             3.89            (0.42)           11.95
                                                 ------             ------           ------           ------           ------
Net asset value at end of period ........        $52.49             $34.68           $33.40           $29.51           $29.93
                                                 ======             ======           ======           ======           ======

Total return (%) ........................          80.0               15.0(c)          25.2             12.4             66.5

Ratios:

Operating expenses to average net
  assets (%) ............................          0.99               1.02             1.07             1.12             1.18
Dividends and interest on short
  positions to
  average net assets (%) ................          0.28               0.18             0.15             0.09               --
                                                 ------             ------           ------           ------           ------
Total expenses to average net assets (%)           1.27               1.20             1.22             1.21             1.18
                                                 ======             ======           ======           ======           ======
Net investment income (loss) to average
  net assets (%) ........................          0.14               2.23             1.55             0.14            (0.92)
Portfolio turnover (%) ..................           384                333              282              327              204
Net assets at end of period (in
  thousands) ($) ........................     5,536,114          2,272,039        1,641,143          918,837          775,499

(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b) Net investment income (loss) per share excluding all related short sale income and expenses for the period ended December 31,
    2004 was $0.06, for the period ended December 31, 2005 was $0.23, for the period ended December 31, 2006 was $0.36 and for the period ended December 31, 2007 was ($0.02).
(c) In 2006, the Fund's total return consists of a voluntary reimbursement by the adviser for a realized investment loss.
    Excluding this item, the total return would have been 0.01% less.

                                       See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Massachusetts business trust, there are four CGM Funds. The Fund commenced operations on September 3, 1997. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over- the-counter securities not so listed, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2007, there were no capital loss carryovers available to offset future realized gains.

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

                                 UNDISTRIBUTED                 NET UNREALIZED
       UNDISTRIBUTED              LONG-TERM                    APPRECIATION/
      ORDINARY INCOME            CAPITAL GAINS                 (DEPRECIATION)
      ---------------            -------------                 --------------
         $      --                $      --                    $1,410,622,895

    The identified cost of investments in securities, held long, owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2007 was as follows:

                             GROSS             GROSS
                           UNREALIZED         UNREALIZED         NET UNREALIZED
    IDENTIFIED COST       APPRECIATION       DEPRECIATION         APPRECIATION
    ---------------       ------------       ------------        --------------

    $4,088,546,900       $1,197,052,171      $(6,769,505)        $1,190,282,666

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to dividends on short positions which were held less than forty-five days. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    The tax character of distributions paid during the years ended December 31, 2007 and 2006, were as follows:

                                       LONG-TERM
    YEAR      ORDINARY INCOME        CAPITAL GAINS             TOTAL
    ----      ---------------        -------------             -----

    2007        $732,383,352          $150,234,755         $882,618,107
    2006        $ 48,763,442          $175,789,197         $224,552,639

E. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. The market value of securities held in a segregated account at December 31, 2007 was $695,974,000 and the value of cash held in a segregated account was $676,992,747, a portion of which may have been restricted at December 31, 2007.

F. INDEMNITIES -- In the normal course of business, CGM Focus Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Focus Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Focus Fund. The risk of material loss from such claims is considered remote.

G. STATEMENT OF CASH FLOWS -- Information on the Fund's financial transactions which have been settled through the receipt and disbursement of cash is presented in the financial statement entitled Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows at December 31, 2007 represents cash maintained by the custodian.

H. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

2. FOREIGN INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. DIVERSIFICATION -- The Fund is non-diversified, meaning it may invest a significant portion of its investments within a single industry, sector of the economy or fewer individual holdings than a diversified fund. Therefore, the Fund may be subject to greater price volatility or be adversely affected by the performance of particular industries, sectors, or individual holdings compared to the performance of a diversified fund.

4. PURCHASES AND SALES OF SECURITIES -- For the period ended December 31, 2007, purchases and sales of securities other than United States government obligations and short-term investments aggregated $13,970,052,519 and $12,819,805,591, respectively. There were no purchases or sales of long-term United States government obligations for the period ended December 31, 2007.

5. A. MANAGEMENT FEES -- During the period ended December 31, 2007, the Fund incurred management fees of $31,205,411, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection with the Investment Company Act of 1940 and to Sarbanes Oxley Act of 2002. The accounting, administration and compliance expense of $373,040, for the period ended December 31, 2007, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $258,948 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ended December 31, 2007, each disinterested trustee was compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

6. LINE OF CREDIT -- The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line are charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund incurred a commitment fee of 0.1% per annum on the unused portion of the line of credit, payable quarterly for the year 2007. There were no borrowings under the line of credit during the period ended December 31, 2007.

7. NEW ACCOUNTING PRONOUNCEMENTS -- The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 ("FIN 48"), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Trust's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting FAS 157.

8. SUBSEQUENT EVENT -- On January 31, 2008, the Trustees of CGM Trust, on behalf of its CGM Focus Fund series, approved an agreement and plan of reorganization pursuant to which all of the assets and liabilities of CGM Capital Development Fund will be acquired by CGM Focus Fund as part of a tax-free reorganization. This transaction is subject to approval by the shareholders of CGM Capital Development Fund.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of CGM Trust and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund (the "Fund", a series of CGM Trust) at December 31, 2007, the results of its operations, the changes in its net assets, its cash flows and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2008

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:

Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2007 are available without charge, upon request by calling 1-800-345-3048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the N-PX filing.

PORTFOLIO HOLDINGS:

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, wire fees and custodial maintenance fees for certain types of accounts and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 to December 31, 2007.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or custodial maintenance fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              Beginning         Ending           Expenses Paid
                            Account Value    Account Value      During Period*
                               7/01/07         12/31/07       7/01/07 - 12/31/07
--------------------------------------------------------------------------------
Actual                        $1,000.00       $1,457.90               $7.68
--------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)   $1,000.00       $1,018.95               $6.31
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.24%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/2007

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For the year ended December 31, 2007, the Fund designated $152,215,238 as long-term capital dividends.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

The Fund is supervised by the board of trustees (the "Board") of the Trust. The Board is responsible for the general oversight of the Fund, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below. Each trustee serves during the continued lifetime of the Trust or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified or until the officer sooner dies, resigns, or is removed or becomes disqualified.

The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110. Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110. The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                        NUMBER OF
                                                                                                                      FUNDS IN THE
                                                                              PRINCIPAL OCCUPATION DURING               CGM FUNDS
                                           POSITION HELD AND                       PAST 5 YEARS AND                      COMPLEX
NAME, ADDRESS AND AGE                    LENGTH OF TIME SERVED                 OTHER DIRECTORSHIPS HELD                 OVERSEEN
---------------------                    ---------------------                 ------------------------                 --------
INTERESTED TRUSTEES
G. Kenneth Heebner*                    Trustee since 1993                Co-founder and Employee, CGM; Controlling          4
  age 67                                                                 Owner, Kenbob, Inc. (general partner of
                                                                         CGM)

Robert L. Kemp*                        Trustee since 1990                Co-founder and Employee, CGM; Non-voting           4
  age 75                                                                 Owner, Kenbob, Inc. (general partner of
                                                                         CGM)

DISINTERESTED TRUSTEES

Peter O. Brown                         Trustee since 1993                Counsel (formerly, Partner), Harter,               4
  age 67                                                                 Secrest & Emery LLP (law firm); formerly
                                                                         Executive Vice President and Chief
                                                                         Operating Officer, The Glenmeade Trust
                                                                         Company (from 1990 to 1993); formerly
                                                                         Senior Vice President, J.P. Morgan Chase
                                                                         Bank (from 1981 to 1990); Trustee, TT
                                                                         International U.S.A. Master and Feeder
                                                                         Trusts (four mutual funds) from 2000-2005

Mark W. Holland                        Trustee since 2004                President, Wellesley Financial Advisors,            4
  age 58                                                                 LLC; formerly Vice President and Chief
                                                                         Operating Officer, Fixed Income
                                                                         Management, Loomis, Sayles & Company,
                                                                         L.P.; formerly Director, Loomis, Sayles
                                                                         & Company, L.P.

James Van Dyke Quereau, Jr.            Trustee since 1993                Managing Partner and Director, Stratton            4
  age 59                                                                 Management Company (investment management);
                                                                         Director and Vice President, Semper Trust
                                                                         Co. until 2006

J. Baur Whittlesey                     Trustee since 1990                Member, Ledgewood, P.C. (law firm)                 4
  age 61

OFFICERS

G. Kenneth Heebner*                    Vice President since 1990         Co-founder and Employee, CGM; Controlling          4
  age 67                                                                 Owner, Kenbob, Inc. (general partner of
                                                                         CGM)

Robert L. Kemp*                        President since 1990              Co-founder and  Employee, CGM; Non-voting          4
  age 75                                                                 Owner, Kenbob, Inc. (general partner of
                                                                         CGM)

David C. Fietze*                       Chief Compliance Officer          Employee - Legal counsel, CGM; formerly            4
  age 38                               since 2004                        counsel, Bartlett Hackett Feinberg, P.C.
  address:
  38 Newbury Street
  Boston, Massachusetts
  02116

Kathleen S. Haughton*                  Vice President since 1992         Employee - Investor Services Division, CGM         4
  age 47                               and Anti-Money Laundering
  address:                             Compliance Officer since 2002
  38 Newbury Street
  Boston, Massachusetts
  02116

Jem A. Hudgins*                        Treasurer since 2004              Employee - CGM                                     4
  age 44

Leslie A. Lake*                        Vice President and Secretary     Employee - Office Administrator, CGM                4
  age 62                               since 1992

Martha I. Maguire*                     Vice President since 1994        Employee - Funds Marketing, CGM                     4
  age 52

Mary L. Stone*                         Assistant Vice President         Employee - Portfolio Transactions, CGM              4
  age 63                               since 1990

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511
--------------------------------------------------

TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies and Voting Records

[ ] Complete Schedule of Portfolio Holdings for the
    1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------

MAILING ADDRESS
CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
--------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFAR 07                                                       Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

CGM Trust has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as Exhibit 99.CODE ETH. There were no amendments to the Code required to be disclosed in response to this Item 2 during the fiscal year ended December 31, 2007. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2007.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James Van Dyke Quereau, Jr. James Van Dyke Quereau, Jr. is "independent" as defined in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a) Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following: 2006 - $91,800 and 2007 - $96,000.

        (b) Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust's financial statements and are not reported under paragraph (a) of this Item are the following: 2006 - $0 and 2007 - $0.

        (c) Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following: 2006 - $12,500 and 2007 - $13,300. The nature of the services comprising the fees disclosed under this category is tax compliance services related to the preparation and review of federal income and excise tax returns and review of excise tax distribution requirements.

        (d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are the following: 2006 - $0 and 2007 - $0.

        (e) (1) The Trustees Committees of the Boards of Trustees of the CGM Trust and CGM Capital Development Fund (the "Trustees Committees")are required to pre-approve (i)all audit services, tax services and permitted non-audit services provided by PricewaterhouseCoopers LLP or any other independent public accountant engaged by the CGM Trust and the CGM Capital Development Fund(the "Trusts") and (ii)any engagement of PricewaterhouseCoopers LLP to provide non-audit services to (a) Capital Growth Management Limited Partnership ("CGM"), and (b) any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the Trusts if the engagement relates directly to the operations and financial reporting of the Trusts. The Trustees Committees generally review each necessary pre-approval on a case by base basis. However, the Trustees Committees have authorized the President or Treasurer of each of the CGM Trust, on behalf of its series, and the CGM Capital Development Fund (collectively with the series of the CGM Trust, the "Funds") to incur additional fees totaling in the aggregate not more than $7,500.00 for services relating to the audit of the Funds for the fiscal year ended December 31, 2007, the close-out of the 2007 accounts, calculation of year-end dividends, and/or related tax or accounting matters.

            (2) 0% of services described in each of paragraphs (b) through (d)
                of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        (f) Not applicable.

        (g) The aggregate non-audit fees billed by CGM Trust's accountant for services rendered to (i)CGM Trust, (ii)CGM, and (iii)any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust for each of the last two fiscal years of the CGM Trust are the following: 2006 - $12,500 and 2007 - $13,300.

        (h) There were no non-audit services that were rendered to the CGM or any entity controlling, controlled by, or under common control with CGM that provides ongoing services to the CGM Trust that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, thus no consideration by the Trustees Committees was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

                       Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

         Not applicable. Investments in securities of unaffiliated issuers as of December 31, 2007, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust's most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX-99.CODE ETH.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
         Principal Executive Officer

Date: February 22, 2008


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: February 22, 2008